Securities (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities Held as Collateral, at Fair Value	$ 1,500,000	$ 500,000
Unrealized Gain (Loss) on Securities	9,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	2,300,000	$ 2,200,000
Federal Home Loan Bank Certificates and Obligations (FHLB) [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Unrealized Gain (Loss) on Securities	$ 64,000